Note 4 - Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
(in thousands)	201 5	201 4
Raw materials	$3,925	$3,605
Finished goods	3,174	2,820
Inventory	$7,099	$6,425